STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.8%
Australia - 7.0%
Abacus Property Group	1,908,115		4,453,518
Adairs	365,951		1,117,875
Ansell	191,402		5,524,635
Beach Energy	940,778		825,061
Charter Hall Retail REIT	1,526,827		4,166,072
Cromwell Property Group	1,624,136		1,044,260
JB Hi-Fi	96,902		3,422,583
Premier Investments	58,330		1,153,112
Shopping Centres Australasia Property Group	454,751		822,448
Silver Lake Resources	741,263	[a]	838,687
			23,368,251
Austria - 2.2%
BAWAG Group	105,099	[b]	5,977,437
Wienerberger	38,516		1,574,040
			7,551,477
Canada - 4.2%
Aecon Group	108,805		1,774,753
Air Canada	42,282	[a]	846,589
Canada Goose Holdings	27,209	[a]	1,155,008
Finning International	149,321		3,861,090
Hudbay Minerals	343,865		2,455,785
Parex Resources	172,449		2,833,604
SunOpta	97,353	[a]	1,022,206
			13,949,035
Czech Republic - 1.2%
Avast	490,319	[b]	3,952,442
Denmark - 3.5%
GN Store Nord	19,005		1,665,699
Pandora	35,121		4,553,238
Scandinavian Tobacco Group	265,216	[b]	5,439,477
			11,658,414
Finland - 1.4%
Cargotec, Cl. B	27,872		1,495,810
TietoEVRY	42,179		1,419,485
Valmet	45,731		1,906,602
			4,821,897
France - 7.9%
Covivio	21,613		2,031,150
Eiffage	51,890		5,286,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
France - 7.9% (continued)
Klepierre	107,713		2,611,584
Korian	27,244		1,033,976
Maisons du Monde	59,309	[b]	1,356,837
Mercialys	165,201		2,002,351
Nexity	83,036		4,183,417
Teleperformance	11,209		4,729,816
Ubisoft Entertainment	20,926	[a]	1,329,454
Unibail-Rodamco-Westfield	23,141		1,924,365
			26,489,776
Georgia - .6%
Bank of Georgia Group	91,317	[a]	1,902,729
Germany - 3.6%
DWS Group GmbH & Co.	105,646	[b]	4,988,303
Hornbach Holding & Co.	7,631		858,302
Rheinmetall	24,743		2,375,378
Stroeer SE & Co.	48,986		3,878,266
			12,100,249
Hong Kong - 1.0%
Hysan Development	360,000		1,418,075
SITC International Holdings	450,000		1,855,394
			3,273,469
Ireland - 2.0%
ICON	15,543	[a]	3,781,146
UDG Healthcare	201,779		3,023,086
			6,804,232
Isle Of Man - 1.8%
Entain	237,266	[a]	5,985,109
Italy - 5.2%
ANIMA Holding	519,150	[b]	2,563,205
Buzzi Unicem	108,802		2,880,080
Iren	256,640		781,547
Italgas	1,173,026		7,955,376
Unipol Gruppo	598,743		3,191,454
			17,371,662
Japan - 18.9%
Anritsu	185,400		3,242,045
Beenos	31,400	[a]	938,390
FCC	108,100		1,548,961
Hanwa	45,000		1,330,465
Internet Initiative Japan	215,800		6,835,903
Invincible Investment	4,180		1,642,873
Itochu Techno-Solutions	24,700		758,794
Jeol	34,900		2,268,888
Kamigumi	39,300		833,865

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
Japan - 18.9% (continued)
Kanamoto	115,100		2,686,620
Kenedix Retail REIT	1,045		2,900,260
K's Holdings	127,000		1,500,897
Kyoei Steel	49,400		640,960
NICHIAS	116,600		2,963,256
Nichirei	65,100		1,784,732
Nishi-Nippon Financial Holdings	446,300		2,512,358
Nissha	112,400		1,582,799
Rengo	203,400		1,733,315
Rohto Pharmaceutical	90,900		2,395,107
Sanwa Holdings	477,800		5,813,764
SCREEN Holdings	46,700		4,254,932
Seino Holdings	46,000		585,433
Tamron	95,100		2,287,754
TechnoPro Holdings	37,200		929,033
TIS	39,300		1,018,589
Tokyotokeiba	67,400		2,685,001
Tomy	100,100		878,734
Yamato Kogyo	64,400		2,193,597
Zeon	202,100		2,762,814
			63,510,139
Jersey - .4%
Centamin	993,318		1,479,977
Jordan - 1.1%
Hikma Pharmaceuticals	102,374		3,764,211
Luxembourg - 2.9%
Aperam	50,179		3,148,528
Eurofins Scientific	54,846		6,560,594
			9,709,122
Malaysia - .3%
Frencken Group	775,500		1,088,519
Malta - .9%
Kindred Group, SDR	193,501		3,169,562
Netherlands - 6.0%
Arcadis	44,079		1,950,340
ASM International	25,222		8,971,836
PostNL	496,539		2,689,409
Signify	115,444	[b]	6,466,772
			20,078,357
Singapore - 1.3%
AEM Holdings	728,300		2,104,485
BW LPG	143,959	[b]	831,769
IGG	1,292,000		1,479,290
			4,415,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
South Korea - 3.6%
CJ ENM	5,091		723,439
Dentium	17,791		1,119,293
DGB Financial Group	131,002		1,074,536
DL E&C	9,598	[a]	1,225,123
Dl Holdings	7,653		526,713
Hyundai Wia	8,924		762,195
Kumho Petrochemical	10,509		1,864,302
Posco International	79,099		1,783,271
Seegene	8,293		504,297
SM Entertainment	45,810	[a]	2,346,033
			11,929,202
Spain - 1.8%
Almirall	370,585		5,878,526
Sweden - 2.7%
Getinge, Cl. B	61,084		2,656,348
Intrum	127,936		3,960,612
Inwido	86,563		1,606,619
LeoVegas	206,381	[b]	888,239
			9,111,818
Switzerland - 3.9%
ALSO Holding	3,552		1,092,167
Galenica	60,296	[b]	4,579,811
Logitech International	26,862		2,936,483
Sulzer	8,789		1,288,617
VAT Group	8,430	[b]	3,309,568
			13,206,646
United Kingdom - 9.0%
Aggreko	137,306		1,658,471
Cairn Energy	1,505,185	[a]	2,670,287
Dialog Semiconductor	38,961	[a]	2,996,727
Future	95,782		4,590,782
Halfords Group	275,097		1,360,125
Halma	52,532		2,108,913
IG Group Holdings	211,938		2,627,364
Man Group	1,316,978		3,622,679
Tate & Lyle	467,193		4,796,910
Vistry Group	222,434		3,672,885
			30,105,143
United States - .4%
Nexteer Automotive Group	1,001,000		1,248,950
Total Common Stocks (cost $245,552,842)			317,924,458

Exchange-Traded Funds - 1.0%
United States - 1.0%
iShares MSCI EAFE Small-Cap ETF (cost $3,113,665)		42,993		3,243,392
	Preferred Dividend Yield (%)
Preferred Stocks - 2.4%
Germany - 2.4%
Sartorius	0.13	8,043		4,865,140
Schaeffler	3.34	373,971		3,258,105
Total Preferred Stocks (cost $6,874,449)				8,123,245
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,913,421)	0.05	4,913,421	[c]	4,913,421
Total Investments (cost $260,454,377)		99.7%		334,204,516
Cash and Receivables (Net)		.3%		1,089,790
Net Assets		100.0%		335,294,306

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $40,353,860 or 12.04% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities-Common Stocks	17,730,181	300,194,277	††	-	317,924,458
Equity Securities-Preferred Stocks	-	8,123,245	††	-	8,123,245
Exchange-Traded Funds	3,243,392	-		-	3,243,392
Investment Companies	4,913,421	-		-	4,913,421
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	179		-	179
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,075)		-	(1,075)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Small Cap Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Australian Dollar	387,705	United States Dollar	285,599	8/3/2021	(1,075)
Morgan Stanley
Japanese Yen	37,183,990	United States Dollar	338,773	8/2/2021	179
Gross Unrealized Appreciation					179
Gross Unrealized Depreciation					(1,075)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $73,750,139, consisting of $81,815,382 gross unrealized appreciation and $8,065,243 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.